COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                 Each a series of Columbia Funds Series Trust I
                Supplement to the Prospectus dated March 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class A, Class B and Class C Shares prospectus of the Funds:

     1. For each Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

               .    $10,000 initial investment
               .    5% total return for each year
               .    Fund operating expenses remain the same
               .    Reinvestment of all dividends and distributions
               .    Class B shares convert to Class A shares after eight years

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on February 28, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

     2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B   Class C
                                            -------   -------   -------
Management fee/(1)(2)/ (%)                    0.55      0.55     0.55
Distribution and service (12b-1) fees (%)     0.25      1.00     1.00/(3)/
Other expenses/(4)/ (%)                       0.28      0.28     0.28
Acquired fund fees and expenses/(5)/            --        --       --
Total annual fund operating expenses (%)      1.08      1.83     1.83/(3)/
Expense waiver/reimbursement/(6)/ (%)        (0.33)    (0.33)   (0.33)
Net expense ratio/(6)/ (%)                    0.75      1.50     1.50/(3)/



/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and total annual fund operating expenses and net expense ratio for Class C shares would be 1.48% and 1.15%, respectively. This arrangement may be modified or terminated by the distributor at any time.
/(4)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
---------------------------------   ------   -------   -------   --------
Class A                              $399      $626      $870     $1,571
Class B: did not sell your shares    $153      $544      $960     $1,924
         sold all your shares at
         the end of the period       $453      $744      $960     $1,924
Class C: did not sell your shares    $153      $544      $960     $2,121
         sold all your shares at
         the end of the period       $253      $544      $960     $2,121

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B   Class C
                                            -------   -------   -------
Management fee/(1)(2)/ (%)                    0.55      0.55     0.55
Distribution and service (12b-1) fees (%)     0.25      1.00     1.00/(3)/
Other expenses/(4)/ (%)                       0.23      0.23     0.23
Acquired fund fees and expenses/(5)/            --        --       --
Total annual fund operating expenses (%)      1.03      1.78     1.78/(3)/
Expense waiver/reimbursement/(6)/ (%)        (0.28)    (0.28)   (0.28)
Net expense ratio/(6)/ (%)                    0.75      1.50     1.50/(3)/

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and total annual fund operating expenses and net expense ratio for Class C shares would be 1.43% and 1.15%, respectively. This arrangement may be modified or terminated by the distributor at any time.
/(4)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
---------------------------------   ------   -------   -------   --------
Class A                              $399      $615      $849     $1,519
Class B: did not sell your shares    $153      $533      $938     $1,873
         sold all your shares at
         the end of the period       $453      $733      $938     $1,873
Class C: did not sell your shares    $153      $533      $938     $2,072
         sold all your shares at
         the end of the period       $253      $533      $938     $2,072

See Appendix A for additional hypothetical investment and expense information.



              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B   Class C
                                            -------   -------   -------
Management fee/(1)(2)/ (%)                    0.55      0.55     0.55
Distribution and service (12b-1) fees (%)     0.25      1.00     1.00/(3)/
Other expenses/(4)/ (%)                       0.46      0.46     0.46
Acquired fund fees and expenses/(5)/            --        --       --
Total annual fund operating expenses (%)      1.26      2.01     2.01/(3)/
Expense waiver/reimbursement/(6)/ (%)        (0.51)    (0.51)   (0.51)
Net expense ratio/(6)/ (%)                    0.75      1.50     1.50/(3)/

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of 0.07%.

/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.

/(3)/ The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and total annual fund operating expenses and net expense ratio for Class C shares would be 1.66% and 1.15%, respectively. This arrangement may be modified or terminated by the distributor at any time.

/(4)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."

/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
---------------------------------   ------   -------   -------   --------
Class A                              $399     $663      $  947    $1,755
Class B: did not sell your shares    $153     $581      $1,036    $2,103
         sold all your shares at
         the end of the period       $453     $781      $1,036    $2,103
Class C: did not sell your shares    $153     $581      $1,036    $2,297
         sold all your shares at
         the end of the period       $253     $581      $1,036    $2,297

See Appendix A for additional hypothetical investment and expense information.



               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B   Class C
                                            -------   -------   -------
Management fee/(1)(2)/ (%)                    0.55      0.55     0.55
Distribution and service (12b-1) fees (%)     0.25      1.00     1.00/(3)/
Other expenses/(4)/ (%)                       0.35      0.35     0.35
Acquired fund fees and expenses/(5)/            --        --       --
Total annual fund operating expenses (%)      1.15      1.90     1.90/(3)/
Expense waiver/reimbursement/(6)/ (%)        (0.40)    (0.40)   (0.40)
Net expense ratio/(6)/ (%)                    0.75      1.50     1.50/(3)/

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of 0.07%.

/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.

/(3)/ The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and total annual fund operating expenses and net expense ratio for Class C shares would be 1.55% and 1.15%, respectively. This arrangement may be modified or terminated by the distributor at any time.

/(4)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."

/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
---------------------------------   ------   -------   -------   --------
Class A                              $399     $640       $900     $1,643
Class B: did not sell your shares    $153     $558       $989     $1,994
         sold all your shares at
         the end of the period       $453     $758       $989     $1,994
Class C: did not sell your shares    $153     $558       $989     $2,190
         sold all your shares at
         the end of the period       $253     $558       $989     $2,190

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A   Class B   Class C
                                            -------   -------   -------
Management fee/(1)(2)/ (%)                    0.55      0.55     0.55
Distribution and service (12b-1) fees (%)     0.25      1.00     1.00/(3)/
Other expenses/(4)/ (%)                       0.31      0.31     0.31
Acquired fund fees and expenses/(5)/            --        --       --
Total annual fund operating expenses (%)      1.11      1.86     1.86/(3)/
Expense waiver/reimbursement/(6)/ (%)        (0.36)    (0.36)   (0.36)
Net expense ratio/(6)/ (%)                    0.75      1.50     1.50/(3)/

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. If this waiver were reflected in the table, the 12b-1 fees for Class C shares would be 0.65% and total annual fund operating expenses and net expense ratio for Class C shares would be 1.51% and 1.15%, respectively. This arrangement may be modified or terminated by the distributor at any time.
/(4)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class                               1 Year   3 Years   5 Years   10 Years
---------------------------------   ------   -------   -------   --------
Class A                              $399     $632       $883     $1,602
Class B: did not sell your shares    $153     $550       $972     $1,954
         sold all your shares at
         the end of the period       $453     $750       $972     $1,954
Class C: did not sell your shares    $153     $550       $972     $2,150
         sold all your shares at
         the end of the period       $253     $550       $972     $2,150

See Appendix A for additional hypothetical investment and expense information.



          3. The tables located in Appendix A "Hypothetical Investment and Expense Information" are deleted in their entirety and replaced with the following:

Columbia Connecticut Intermediate Municipal Bond Fund - Class A Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         3.25%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            0.75%         0.86%/(2)/      $10,086.19       $  399.10
  2         10.25%            1.08%         4.82%           $10,481.57       $  111.07
  3         15.76%            1.08%         8.92%           $10,892.44       $  115.42
  4         21.55%            1.08%        13.19%           $11,319.43       $  119.94
  5         27.63%            1.08%        17.63%           $11,763.15       $  124.65
  6         34.01%            1.08%        22.24%           $12,224.26       $  129.53
  7         40.71%            1.08%        27.03%           $12,703.46       $  134.61
  8         47.75%            1.08%        32.01%           $13,201.43       $  139.89
  9         55.13%            1.08%        37.19%           $13,718.93       $  145.37
 10         62.89%            1.08%        42.57%           $14,256.71       $  151.07

Total Gain After Fees & Expenses                            $ 4,256.71
Total Annual Fees & Expenses                                                 $1,570.65

Columbia Connecticut Intermediate Municipal Bond Fund - Class B Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            1.50%           3.50%        $10,350.00        $  152.63
  2         10.25%            1.83%           6.78%        $10,678.10        $  192.41
  3         15.76%            1.83%          10.17%        $11,016.59        $  198.51
  4         21.55%            1.83%          13.66%        $11,365.82        $  204.80
  5         27.63%            1.83%          17.26%        $11,726.11        $  211.29
  6         34.01%            1.83%          20.98%        $12,097.83        $  217.99
  7         40.71%            1.83%          24.81%        $12,481.33        $  224.90
  8         47.75%            1.83%          28.77%        $12,876.99        $  232.03
  9         55.13%            1.08%          33.82%        $13,381.77        $  141.80
 10         62.89%            1.08%          39.06%        $13,906.33        $  147.36

Total Gain After Fees & Expenses                           $ 3,906.33
Total Annual Fees & Expenses                                                 $1,923.72

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia Connecticut Intermediate Municipal Bond Fund - Class C Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            1.50%           3.50%        $10,350.00        $  152.63
  2         10.25%            1.83%           6.78%        $10,678.10        $  192.41
  3         15.76%            1.83%          10.17%        $11,016.59        $  198.51
  4         21.55%            1.83%          13.66%        $11,365.82        $  204.80
  5         27.63%            1.83%          17.26%        $11,726.11        $  211.29
  6         34.01%            1.83%          20.98%        $12,097.83        $  217.99
  7         40.71%            1.83%          24.81%        $12,481.33        $  224.90
  8         47.75%            1.83%          28.77%        $12,876.99        $  232.03
  9         55.13%            1.83%          32.85%        $13,285.19        $  239.38
 10         62.89%            1.83%          37.06%        $13,706.33        $  246.97

Total Gain After Fees & Expenses                           $ 3,706.33
Total Annual Fees & Expenses                                                 $2,120.91

Columbia Massachusetts Intermediate Municipal Bond Fund - Class A Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         3.25%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            0.75%         0.86%/(2)/     $10,086.19        $  399.10
  2         10.25%            1.03%         4.87%          $10,486.61        $  105.95
  3         15.76%            1.03%         9.03%          $10,902.93        $  110.16
  4         21.55%            1.03%        13.36%          $11,335.77        $  114.53
  5         27.63%            1.03%        17.86%          $11,785.80        $  119.08
  6         34.01%            1.03%        22.54%          $12,253.70        $  123.80
  7         40.71%            1.03%        27.40%          $12,740.17        $  128.72
  8         47.75%            1.03%        32.46%          $13,245.96        $  133.83
  9         55.13%            1.03%        37.72%          $13,771.82        $  139.14
 10         62.89%            1.03%        43.19%          $14,318.56        $  144.67

Total Gain After Fees & Expenses                           $ 4,318.56
Total Annual Fees & Expenses                                                 $1,518.98

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia Massachusetts Intermediate Municipal Bond Fund - Class B Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            1.50%           3.50%         $10,350.00       $  152.63
  2         10.25%            1.78%           6.83%         $10,683.27       $  187.20
  3         15.76%            1.78%          10.27%         $11,027.27       $  193.22
  4         21.55%            1.78%          13.82%         $11,382.35       $  199.45
  5         27.63%            1.78%          17.49%         $11,748.86       $  205.87
  6         34.01%            1.78%          21.27%         $12,127.17       $  212.50
  7         40.71%            1.78%          25.18%         $12,517.67       $  219.34
  8         47.75%            1.78%          29.21%         $12,920.74       $  226.40
  9         55.13%            1.03%          34.34%         $13,433.69       $  135.73
 10         62.89%            1.03%          39.67%         $13,967.01       $  141.11

Total Gain After Fees & Expenses                            $ 3,967.01
Total Annual Fees & Expenses                                                 $1,873.45

Columbia Massachusetts Intermediate Municipal Bond Fund - Class C Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            1.50%           3.50%         $10,350.00      $  152.63
  2         10.25%            1.78%           6.83%         $10,683.27      $  187.20
  3         15.76%            1.78%          10.27%         $11,027.27      $  193.22
  4         21.55%            1.78%          13.82%         $11,382.35      $  199.45
  5         27.63%            1.78%          17.49%         $11,748.86      $  205.87
  6         34.01%            1.78%          21.27%         $12,127.17      $  212.50
  7         40.71%            1.78%          25.18%         $12,517.67      $  219.34
  8         47.75%            1.78%          29.21%         $12,920.74      $  226.40
  9         55.13%            1.78%          33.37%         $13,336.79      $  233.69
 10         62.89%            1.78%          37.66%         $13,766.23      $  241.22

Total Gain After Fees & Expenses                            $ 3,766.23
Total Annual Fees & Expenses                                                $2,071.52

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



Columbia New Jersey Intermediate Municipal Bond Fund - Class A Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         3.25%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%            0.75%         0.86%/(2)/      $10,086.19       $  399.10
 2          10.25%            1.26%         4.63%           $10,463.41       $  129.46
 3          15.76%            1.26%         8.55%           $10,854.74       $  134.30
 4          21.55%            1.26%        12.61%           $11,260.71       $  139.33
 5          27.63%            1.26%        16.82%           $11,681.86       $  144.54
 6          34.01%            1.26%        21.19%           $12,118.76       $  149.94
 7          40.71%            1.26%        25.72%           $12,572.00       $  155.55
 8          47.75%            1.26%        30.42%           $13,042.20       $  161.37
 9          55.13%            1.26%        35.30%           $13,529.97       $  167.40
10          62.89%            1.26%        40.36%           $14,036.00       $  173.67

Total Gain After Fees & Expenses                            $4,036.00
Total Annual Fees & Expenses                                                 $1,754.66

Columbia New Jersey Intermediate Municipal Bond Fund - Class B Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%            1.50%           3.50%         $10,350.00      $  152.63
 2          10.25%            2.01%           6.59%         $10,659.47      $  211.15
 3          15.76%            2.01%           9.78%         $10,978.18      $  217.46
 4          21.55%            2.01%          13.06%         $11,306.43      $  223.96
 5          27.63%            2.01%          16.44%         $11,644.49      $  230.66
 6          34.01%            2.01%          19.93%         $11,992.66      $  237.55
 7          40.71%            2.01%          23.51%         $12,351.24      $  244.66
 8          47.75%            2.01%          27.21%         $12,720.55      $  251.97
 9          55.13%            1.26%          31.96%         $13,196.29      $  163.28
10          62.89%            1.26%          36.90%         $13,689.84      $  169.38

Total Gain After Fees & Expenses                            $ 3,689.84
Total Annual Fees & Expenses                                                $2,102.70

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia New Jersey Intermediate Municipal Bond Fund - Class C Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%            1.50%           3.50%         $10,350.00      $  152.63
 2          10.25%            2.01%           6.59%         $10,659.47      $  211.15
 3          15.76%            2.01%           9.78%         $10,978.18      $  217.46
 4          21.55%            2.01%          13.06%         $11,306.43      $  223.96
 5          27.63%            2.01%          16.44%         $11,644.49      $  230.66
 6          34.01%            2.01%          19.93%         $11,992.66      $  237.55
 7          40.71%            2.01%          23.51%         $12,351.24      $  244.66
 8          47.75%            2.01%          27.21%         $12,720.55      $  251.97
 9          55.13%            2.01%          31.01%         $13,100.89      $  259.51
10          62.89%            2.01%          34.93%         $13,492.61      $  267.26

Total Gain After Fees & Expenses                            $ 3,492.61
Total Annual Fees & Expenses                                                $2,296.81

Columbia New York Intermediate Municipal Bond Fund - Class A Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         3.25%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%            0.75%         0.86%/(2)/     $10,086.19       $  399.10
  2         10.25%            1.15%         4.75%          $10,474.51       $  118.22
  3         15.76%            1.15%         8.78%          $10,877.77       $  122.78
  4         21.55%            1.15%        12.97%          $11,296.57       $  127.50
  5         27.63%            1.15%        17.31%          $11,731.49       $  132.41
  6         34.01%            1.15%        21.83%          $12,183.15       $  137.51
  7         40.71%            1.15%        26.52%          $12,652.20       $  142.80
  8         47.75%            1.15%        31.39%          $13,139.31       $  148.30
  9         55.13%            1.15%        36.45%          $13,645.17       $  154.01
 10         62.89%            1.15%        41.71%          $14,170.51       $  159.94

Total Gain After Fees & Expenses                           $ 4,170.51
Total Annual Fees & Expenses                                                $1,642.57

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia New York Intermediate Municipal Bond Fund - Class B Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%            1.50%           3.50%         $10,350.00       $  152.63
 2          10.25%            1.90%           6.71%         $10,670.85       $  199.70
 3          15.76%            1.90%          10.02%         $11,001.65       $  205.89
 4          21.55%            1.90%          13.43%         $11,342.70       $  212.27
 5          27.63%            1.90%          16.94%         $11,694.32       $  218.85
 6          34.01%            1.90%          20.57%         $12,056.84       $  225.64
 7          40.71%            1.90%          24.31%         $12,430.61       $  232.63
 8          47.75%            1.90%          28.16%         $12,815.96       $  239.84
 9          55.13%            1.15%          33.09%         $13,309.37       $  150.22
10          62.89%            1.15%          38.22%         $13,821.78       $  156.00

Total Gain After Fees & Expenses                            $ 3,821.78
Total Annual Fees & Expenses                                                 $1,993.67

Columbia New York Intermediate Municipal Bond Fund - Class C Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%            1.50%           3.50%         $10,350.00      $  152.63
 2          10.25%            1.90%           6.71%         $10,670.85      $  199.70
 3          15.76%            1.90%          10.02%         $11,001.65      $  205.89
 4          21.55%            1.90%          13.43%         $11,342.70      $  212.27
 5          27.63%            1.90%          16.94%         $11,694.32      $  218.85
 6          34.01%            1.90%          20.57%         $12,056.84      $  225.64
 7          40.71%            1.90%          24.31%         $12,430.61      $  232.63
 8          47.75%            1.90%          28.16%         $12,815.96      $  239.84
 9          55.13%            1.90%          32.13%         $13,213.25      $  247.28
10          62.89%            1.90%          36.23%         $13,622.86      $  254.94

Total Gain After Fees & Expenses                            $ 3,622.86
Total Annual Fees & Expenses                                                $2,189.67

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



Columbia Rhode Island Intermediate Municipal Bond Fund - Class A Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         3.25%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1         5.00%            0.75%          0.86%/(2)/      $10,086.19       $  399.10
  2        10.25%            1.11%          4.79%           $10,478.54       $  114.13
  3        15.76%            1.11%          8.86%           $10,886.16       $  118.57
  4        21.55%            1.11%         13.10%           $11,309.63       $  123.19
  5        27.63%            1.11%         17.50%           $11,749.57       $  127.98
  6        34.01%            1.11%         22.07%           $12,206.63       $  132.96
  7        40.71%            1.11%         26.81%           $12,681.47       $  138.13
  8        47.75%            1.11%         31.75%           $13,174.78       $  143.50
  9        55.13%            1.11%         36.87%           $13,687.28       $  149.08
 10        62.89%            1.11%         42.20%           $14,219.71       $  154.88

Total Gain After Fees & Expenses                            $ 4,219.71
Total Annual Fees & Expenses                                                 $1,601.52

Columbia Rhode Island Intermediate Municipal Bond Fund - Class B Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1          5.00%            1.50%            3.50%         $10,350.00       $  152.63
 2         10.25%            1.86%            6.75%         $10,674.99       $  195.53
 3         15.76%            1.86%           10.10%         $11,010.18       $  201.67
 4         21.55%            1.86%           13.56%         $11,355.90       $  208.00
 5         27.63%            1.86%           17.12%         $11,712.48       $  214.54
 6         34.01%            1.86%           20.80%         $12,080.25       $  221.27
 7         40.71%            1.86%           24.60%         $12,459.57       $  228.22
 8         47.75%            1.86%           28.51%         $12,850.80       $  235.39
 9         55.13%            1.11%           33.51%         $13,350.70       $  145.42
10         62.89%            1.11%           38.70%         $13,870.04       $  151.08

Total Gain After Fees & Expenses                            $ 3,870.04
Total Annual Fees & Expenses                                                 $1,953.75

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia Rhode Island Intermediate Municipal Bond Fund - Class C Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1          5.00%            1.50%            3.50%         $10,350.00       $  152.63
 2         10.25%            1.86%            6.75%         $10,674.99       $  195.53
 3         15.76%            1.86%           10.10%         $11,010.18       $  201.67
 4         21.55%            1.86%           13.56%         $11,355.90       $  208.00
 5         27.63%            1.86%           17.12%         $11,712.48       $  214.54
 6         34.01%            1.86%           20.80%         $12,080.25       $  221.27
 7         40.71%            1.86%           24.60%         $12,459.57       $  228.22
 8         47.75%            1.86%           28.51%         $12,850.80       $  235.39
 9         55.13%            1.86%           32.54%         $13,254.32       $  242.78
10         62.89%            1.86%           36.71%         $13,670.50       $  250.40

Total Gain After Fees & Expenses                            $ 3,670.50
Total Annual Fees & Expenses                                                 $2,150.43

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/137113-1107                                             November 14, 2007


              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                 Each a series of Columbia Funds Series Trust I
                Supplement to the Prospectus dated March 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class T Shares prospectus of the Funds:

     1. For each Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

     Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     .    $10,000 initial investment
     .    5% total return for each year
     .    Fund operating expenses remain the same
     .    Reinvestment of all dividends and distributions

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on February 28, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.43/(4)/
Acquired fund fees and expenses/(5)/           --
Total annual fund operating expenses (%)     0.98
Expense waiver/reimbursement/(6)/ (%)       (0.33)
Net expense ratio/(6)/ (%)                   0.65

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class T    $538      $741      $960      $1,591

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.38/(4)/
Acquired fund fees and expenses/(5)/           --
Total annual fund operating expenses (%)     0.93
Expense waiver/reimbursement/(6)/ (%)       (0.28)
Net expense ratio/(6)/ (%)                   0.65

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class T    $538     $731       $939     $1,539

See Appendix A for additional hypothetical investment and expense information.



              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.61/(4)/
Acquired fund fees and expenses/(5)/           --
Total annual fund operating expenses (%)     1.16
Expense waiver/reimbursement/(6)/ (%)       (0.51)
Net expense ratio/(6)/ (%)                   0.65

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class T    $538      $778     $1,036    $1,774

See Appendix A for additional hypothetical investment and expense information.



               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.50/(4)/
Acquired fund fees and expenses/(5)/           --
Total annual fund operating expenses (%)     1.05
Expense waiver/reimbursement/(6)/ (%)       (0.40)
Net expense ratio/(6)/ (%)                   0.65

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class T    $538      $755      $990     $1,662

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.31/(4)/
Acquired fund fees and expenses/(5)/           --
Total annual fund operating expenses (%)     0.86
Expense waiver/reimbursement/(6)/ (%)       (0.36)
Net expense ratio/(6)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.
/(5)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(6)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class T    $524      $702      $895     $1,454

See Appendix A for additional hypothetical investment and expense information.



          3. The tables located in Appendix A "Hypothetical Investment and Expense Information" are deleted in their entirety and replaced with the following:

Columbia Connecticut Intermediate Municipal Bond Fund - Class T Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         4.75%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.65%          -0.61%/2/       $ 9,939.34       $  538.26
 2          10.25%           0.98%           3.39%          $10,338.90       $   99.36
 3          15.76%           0.98%           7.55%          $10,754.52       $  103.36
 4          21.55%           0.98%          11.87%          $11,186.85       $  107.51
 5          27.63%           0.98%          16.37%          $11,636.57       $  111.83
 6          34.01%           0.98%          21.04%          $12,104.36       $  116.33
 7          40.71%           0.98%          25.91%          $12,590.95       $  121.01
 8          47.75%           0.98%          30.97%          $13,097.11       $  125.87
 9          55.13%           0.98%          36.24%          $13,623.61       $  130.93
10          62.89%           0.98%          41.71%          $14,171.28       $  136.19

Total Gain After Fees & Expenses                            $ 4,171.28
Total Annual Fees & Expenses                                                 $1,590.65

Columbia Massachusetts Intermediate Municipal Bond Fund - Class T Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         4.75%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%           0.65%         -0.61%/(2)/      $ 9,939.34       $  538.26
  2         10.25%           0.93%          3.44%           $10,343.87       $   94.32
  3         15.76%           0.93%          7.65%           $10,764.86       $   98.16
  4         21.55%           0.93%         12.03%           $11,202.99       $  102.15
  5         27.63%           0.93%         16.59%           $11,658.96       $  106.31
  6         34.01%           0.93%         21.33%           $12,133.48       $  110.63
  7         40.71%           0.93%         26.27%           $12,627.31       $  115.14
  8         47.75%           0.93%         31.41%           $13,141.24       $  119.82
  9         55.13%           0.93%         36.76%           $13,676.09       $  124.70
 10         62.89%           0.93%         42.33%           $14,232.70       $  129.78

Total Gain After Fees & Expenses                            $4,232.70
Total Annual Fees & Expenses                                                 $1,539.27

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia New Jersey Intermediate Municipal Bond Fund - Class T Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         4.75%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.65%         -0.61%(2)        $ 9,939.34       $  538.26
 2          10.25%           1.16%          3.21%           $10,321.01       $  117.51
 3          15.76%           1.16%          7.17%           $10,717.33       $  122.02
 4          21.55%           1.16%         11.29%           $11,128.88       $  126.71
 5          27.63%           1.16%         15.56%           $11,556.23       $  131.57
 6          34.01%           1.16%         20.00%           $11,999.99       $  136.63
 7          40.71%           1.16%         24.61%           $12,460.79       $  141.87
 8          47.75%           1.16%         29.39%           $12,939.28       $  147.32
 9          55.13%           1.16%         34.36%           $13,436.15       $  152.98
10          62.89%           1.16%         39.52%           $13,952.10       $  158.85

Total Gain After Fees & Expenses                            $3,952.10
Total Annual Fees & Expenses                                                 $1,773.72

Columbia New York Intermediate Municipal Bond Fund - Class T Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         4.75%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.65%         -0.61%(2)       $ 9,939.34        $  538.26
 2          10.25%           1.05%          3.32%          $10,331.94        $  106.42
 3          15.76%           1.05%          7.40%          $10,740.05        $  110.63
 4          21.55%           1.05%         11.64%          $11,164.29        $  115.00
 5          27.63%           1.05%         16.05%          $11,605.27        $  119.54
 6          34.01%           1.05%         20.64%          $12,063.68        $  124.26
 7          40.71%           1.05%         25.40%          $12,540.20        $  129.17
 8          47.75%           1.05%         30.36%          $13,035.54        $  134.27
 9          55.13%           1.05%         35.50%          $13,550.44        $  139.58
10          62.89%           1.05%         40.86%          $14,085.68        $  145.09

Total Gain After Fees & Expenses                           $ 4,085.68
Total Annual Fees & Expenses                                                 $1,662.22

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.



Columbia Rhode Island Intermediate Municipal Bond Fund - Class T Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         4.75%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.50%         -0.46%(2)       $ 9,953.63        $  523.70
 2          10.25%           0.86%          3.66%          $10,365.71        $   87.37
 3          15.76%           0.86%          7.95%          $10,794.85        $   90.99
 4          21.55%           0.86%         12.42%          $11,241.75        $   94.76
 5          27.63%           0.86%         17.07%          $11,707.16        $   98.68
 6          34.01%           0.86%         21.92%          $12,191.84        $  102.77
 7          40.71%           0.86%         26.97%          $12,696.58        $  107.02
 8          47.75%           0.86%         32.22%          $13,222.22        $  111.45
 9          55.13%           0.86%         37.70%          $13,769.62        $  116.06
10          62.89%           0.86%         43.40%          $14,339.68        $  120.87

Total Gain After Fees & Expenses                           $ 4,339.68
Total Annual Fees & Expenses                                                 $1,453.67

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
/(2)/ Reflects deduction of the maximum initial sales charge.

INT-47/137200-1107                                             November 14, 2007


              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")
                 Each a series of Columbia Funds Series Trust I
                Supplement to the Prospectus dated March 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class Z Shares prospectus of the Funds:

     1. For each Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

               .    $10,000 initial investment
               .    5% total return for each year
               .    Fund operating expenses remain the same
               .    Reinvestment of all dividends and distributions

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on February 28, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

     2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.28
Acquired fund fees and expenses/(4)/           --
Total annual fund operating expenses (%)     0.83
Expense waiver/reimbursement/(5)/ (%)       (0.33)
Net expense ratio/(5)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(5)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z     $51      $232      $428      $995

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.23
Acquired fund fees and expenses/(4)/           --
Total annual fund operating expenses (%)     0.78
Expense waiver/reimbursement/(5)/ (%)       (0.28)
Net expense ratio/(5)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(5)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z     $51      $221      $406      $940

See Appendix A for additional hypothetical investment and expense information.



              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.46
Acquired fund fees and expenses/(4)/           --
Total annual fund operating expenses (%)     1.01
Expense waiver/reimbursement/(5)/ (%)       (0.51)
Net expense ratio/(5)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(5)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z     $51      $271      $508     $1,190

See Appendix A for additional hypothetical investment and expense information.



               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.35
Acquired fund fees and expenses/(4)/           --
Total annual fund operating expenses (%)     0.90
Expense waiver/reimbursement/(5)/ (%)       (0.40)
Net expense ratio/(5)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(5)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z     $51      $247      $459     $1,071

See Appendix A for additional hypothetical investment and expense information.



             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee/(1)(2)/ (%)                   0.55
Distribution and service (12b-1) fees (%)    0.00
Other expenses/(3)/ (%)                      0.31
Acquired fund fees and expenses/(4)/           --
Total annual fund operating expenses (%)     0.86
Expense waiver/reimbursement/(5)/ (%)       (0.36)
Net expense ratio/(5)/ (%)                   0.50

/(1)/ The Fund pays a management fee of 0.48% and an administrative fee of
      0.07%.
/(2)/ The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% for assets in excess of $6 billion.
/(3)/ Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
/(4)/ Amounts less than 0.01% are shown as dashes (-) in "Acquired fund fees and expenses" but are included in "Other expenses."
/(5)/ The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through February 28, 2009.

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z     $51      $238      $441     $1,027

See Appendix A for additional hypothetical investment and expense information.



          3. The tables located in Appendix A "Hypothetical Investment and Expense Information" are deleted in their entirety and replaced with the following:

Columbia Connecticut Intermediate Municipal Bond Fund - Class Z Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%           0.50%            4.50%         $10,450.00        $ 51.13
  2         10.25%           0.83%            8.86%         $10,885.77        $ 88.54
  3         15.76%           0.83%           13.40%         $11,339.70        $ 92.24
  4         21.55%           0.83%           18.13%         $11,812.57        $ 96.08
  5         27.63%           0.83%           23.05%         $12,305.15        $100.09
  6         34.01%           0.83%           28.18%         $12,818.28        $104.26
  7         40.71%           0.83%           33.53%         $13,352.80        $108.61
  8         47.75%           0.83%           39.10%         $13,909.61        $113.14
  9         55.13%           0.83%           44.90%         $14,489.64        $117.86
 10         62.89%           0.83%           50.94%         $15,093.86        $122.77

Total Gain After Fees & Expenses                            $ 5,093.86
Total Annual Fees & Expenses                                                  $994.72

Columbia Massachusetts Intermediate Municipal Bond Fund - Class Z Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.50%            4.50%         $10,450.00        $ 51.13
 2          10.25%           0.78%            8.91%         $10,890.99        $ 83.23
 3          15.76%           0.78%           13.51%         $11,350.59        $ 86.74
 4          21.55%           0.78%           18.30%         $11,829.58        $ 90.40
 5          27.63%           0.78%           23.29%         $12,328.79        $ 94.22
 6          34.01%           0.78%           28.49%         $12,849.07        $ 98.19
 7          40.71%           0.78%           33.91%         $13,391.30        $102.34
 8          47.75%           0.78%           39.56%         $13,956.41        $106.66
 9          55.13%           0.78%           45.45%         $14,545.37        $111.16
10          62.89%           0.78%           51.59%         $15,159.19        $115.85

Total Gain After Fees & Expenses                            $ 5,159.19
Total Annual Fees & Expenses                                                  $939.92

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



Columbia New Jersey Intermediate Municipal Bond Fund - Class Z Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
 1           5.00%           0.50%            4.50%         $10,450.00       $   51.13
 2          10.25%           1.01%            8.67%         $10,866.96       $  107.65
 3          15.76%           1.01%           13.01%         $11,300.55       $  111.95
 4          21.55%           1.01%           17.51%         $11,751.44       $  116.41
 5          27.63%           1.01%           22.20%         $12,220.32       $  121.06
 6          34.01%           1.01%           27.08%         $12,707.91       $  125.89
 7          40.71%           1.01%           32.15%         $13,214.96       $  130.91
 8          47.75%           1.01%           37.42%         $13,742.23       $  136.13
 9          55.13%           1.01%           42.91%         $14,290.55       $  141.57
10          62.89%           1.01%           48.61%         $14,860.74       $  147.21

Total Gain After Fees & Expenses                            $ 4,860.74
Total Annual Fees & Expenses                                                 $1,189.91

Columbia New York Intermediate Municipal Bond Fund - Class Z Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1          5.00%           0.50%            4.50%         $10,450.00       $   51.13
  2         10.25%           0.90%            8.78%         $10,878.45       $   95.98
  3         15.76%           0.90%           13.24%         $11,324.47       $   99.91
  4         21.55%           0.90%           17.89%         $11,788.77       $  104.01
  5         27.63%           0.90%           22.72%         $12,272.11       $  108.27
  6         34.01%           0.90%           27.75%         $12,775.27       $  112.71
  7         40.71%           0.90%           32.99%         $13,299.05       $  117.33
  8         47.75%           0.90%           38.44%         $13,844.31       $  122.15
  9         55.13%           0.90%           44.12%         $14,411.93       $  127.15
 10         62.89%           0.90%           50.03%         $15,002.82       $  132.37

Total Gain After Fees & Expenses                            $ 5,002.82
Total Annual Fees & Expenses                                                 $1,071.01

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



Columbia Rhode Island Intermediate Municipal Bond Fund - Class Z Shares

                              Initial Hypothetical
 Maximum Sales Charge          Investment Amount             Assumed Rate of Return
         0.00%                    $10,000.00                           5%
----------------------   -----------------------------   -------------------------------
                                           Cumulative      Hypothetical
          Cumulative                      Return After      Year- End         Annual
        Return Before    Annual Expense      Fees &       Balance After       Fees &
Year   Fees & Expenses       Ratio          Expenses     Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ------------   ---------------   -------------
  1         5.00%            0.50%            4.50%         $10,450.00       $   51.13
  2        10.25%            0.86%            8.83%         $10,882.63       $   91.73
  3        15.76%            0.86%           13.33%         $11,333.17       $   95.53
  4        21.55%            0.86%           18.02%         $11,802.36       $   99.48
  5        27.63%            0.86%           22.91%         $12,290.98       $  103.60
  6        34.01%            0.86%           28.00%         $12,799.83       $  107.89
  7        40.71%            0.86%           33.30%         $13,329.74       $  112.36
  8        47.75%            0.86%           38.82%         $13,881.59       $  117.01
  9        55.13%            0.86%           44.56%         $14,456.29       $  121.85
 10        62.89%            0.86%           50.55%         $15,054.78       $  126.90

Total Gain After Fees & Expenses                            $ 5,054.78
Total Annual Fees & Expenses                                                 $1,027.48

/(1)/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/136895-1107                                             November 14, 2007

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
            COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                 (the Funds)

                 Each a series of Columbia Funds Series Trust I
   Supplement to the Statement of Additional Information dated March 1, 2007
               (Replacing the supplement dated November 1, 2007)

The following is added as the fourth paragraph in the section entitled FUND CHARGES AND EXPENSES in the Funds Statement of Additional Information:

Effective November 1, 2007, the Advisor has contractually agreed to waive fees and/or reimburse expenses of each Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from such Funds custodian, do not exceed 0.50% of the Funds average daily net assets through February 28, 2009.


























INT-50/137201-1107                                           November 14, 2007

                             COLUMBIA CORE BOND FUND
                                  (the "Fund")
              Supplement to the Prospectus dated September 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class A, Class B and Class C Shares prospectus of the Fund:

     1. The section entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A   Class B   Class C
                                           -------   -------   -------
Management fee (%)(d)                        0.51      0.51      0.51
Distribution and service fees (%)            0.25      1.00    1.00(e)
Other expenses (%)(f)                        0.18      0.18      0.18
Total annual fund operating expenses (%)     0.94      1.69      1.69
Expense reimbursement/waiver (%)(g)         (0.24)    (0.24)    (0.24)
Net expense ratio (%)(f)                     0.70      1.45      1.45

(a) This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class - Sales Charges and Commissions for details.

(b) This charge decreases over time. See Choosing a Share Class - Sales Charges and Commissions for details.

(c) This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class - Sales Charges and Commissions for details.

(d) The Fund pays an investment advisory fee of 0.44% and an administration fee of 0.07%. The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% in excess of $6 billion.

(e) The Distributor has voluntarily agreed to waive a portion (0.15%) of the distribution fee for Class C shares. If this waiver were reflected in the table, the distribution and service fees for Class C shares would be 0.85% and the total net expenses for Class C shares would be 1.30%. This arrangement may be modified or terminate by the Distributor at any time.

(f) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g) The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.45% of the Fund's average daily net assets through August 31, 2009.

     2. The section entitled "Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

..    you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,
..    you reinvest all dividends and distributions in the Fund,
..    your investment has a 5% return each year,
..    your Class B shares convert to Class A shares after you've owned them for eight years, and
..    the Fund's total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire August 31, 2009, they are reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example Expenses (your actual costs may be higher or lower)

Class                                               1 Year   3 Years   5 Years   10 Years
-----                                               ------   -------   -------   --------
Class A                                              $543      $714     $  925    $1,532
Class B: did not sell your shares                    $148      $485     $  872    $1,692
   sold all your shares at the end of the period     $648      $785     $1,072    $1,692
Class C: did not sell your shares                    $148      $485     $  872    $1,957
   sold all your shares at the end of the period     $248      $485     $  872    $1.957

Remember this is an example only. It is not necessarily representative of the Fund's actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund's actual expenses and performance.

3. The table under "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Core Bond Fund - Class A Shares

      Maximum Sales Charge                Initial Hypothetical          Assumed Rate of Return
              4.75%                   Investment Amount $10,000.00              5%
---------------------------------    -----------------------------   -----------------------------
                                                       Cumulative     Hypothetical
               Cumulative                             Return After     Year- End          Annual
             Return Before           Annual Expense      Fees &        Balance After       Fees &
Year        Fees & Expenses               Ratio         Expenses     Fees & Expenses   Expenses(1)
----   --------------------------    --------------   -----------    ---------------   -----------
1                 5.00%                  0.70%         (0.65)%(2)       $ 9,934.58      $  543.11
2                10.25%                  0.70%          3.62%           $10,361.76      $   71.04
3                15.76%                  0.94%          7.82%           $10,782.45      $   99.38
4                21.55%                  0.94%         12.20%           $11,220.22      $  103.41
5                27.63%                  0.94%         16.76%           $11,675.76      $  107.61
6                34.01%                  0.94%         21.50%           $12,149.79      $  111.98
7                40.71%                  0.94%         26.43%           $12,643.07      $  116.53
8                47.75%                  0.94%         31.56%           $13,156.38      $  121.26
9                55.13%                  0.94%         36.91%           $13,690.53      $  126.18
10               62.89%                  0.94%         42.46%           $14,246.37      $  131.30
                                                                                        ----------
Total Gain After Fees & Expenses                                                        $ 4,246.37
                                                                                        ==========      ---------
Total Annual Fees & Expenses                                                                            $1,531.80
                                                                                                        =========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)  Reflects deduction of the maximum initial sales charge.

Columbia Core Bond Fund  - Class B Shares

 Maximum Sales Charge    Initial Hypothetical Investment Amount      Assumed Rate of Return
         0.00%                         $10,000.00                              5%
----------------------   --------------------------------------   -----------------------------
                                                                    Hypothetical
          Cumulative                               Cumulative        Year - End       Annual
        Return Before                             Return After     Balance After      Fees &
Year   Fees & Expenses   Annual Expense Ratio   Fees & Expenses   Fees & Expenses   Expenses(1)
----   ---------------   --------------------   ---------------   ---------------   -----------
  1         5.00%               1.45%                3.55%          $10,355.00      $   147.57
  2         10.25%              1.45%                7.23%          $10,722.60      $   152.81
  3         15.76%              1.69%               10.78%          $11,077.52      $   184.21
  4         21.55%              1.69%               14.44%          $11,444.19      $   190.31
  5         27.63%              1.69%               18.23%          $11,822.99      $   196.61
  6         34.01%              1.69%               22.14%          $12,214.33      $   203.12
  7         40.71%              1.69%               26.19%          $12,618.62      $   209.84
  8         47.75%              1.69%               30.36%          $13,036.30      $   216.78
  9         55.13%              0.70%               35.97%          $13,596.86      $    93.22
 10         62.89%              0.70%               41.82%          $14,181.53      $    97.22
                                                                    ----------
Total Gain After Fees & Expenses                                    $ 4,181.53
                                                                    ==========      ----------
Total Annual Fees & Expenses                                                        $ 1,691.69
                                                                                    ===========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Core Bond Fund - Class C Shares

 Maximum Sales Charge    Initial Hypothetical Investment Amount      Assumed Rate of Return
         0.00%                         $10,000.00                              5%
----------------------   --------------------------------------   -----------------------------
                                                                    Hypothetical
          Cumulative                               Cumulative        Year - End       Annual
        Return Before                             Return After     Balance After      Fees &
Year   Fees & Expenses   Annual Expense Ratio   Fees & Expenses   Fees & Expenses   Expenses(1)
----   ---------------   --------------------   ---------------   ---------------   -----------
  1         5.00%               1.45%                3.55%          $10,355.00      $   147.57
  2         10.25%              1.45%                7.23%          $10,722.60      $   152.81
  3         15.76%              1.69%               10.78%          $11,077.52      $   184.21
  4         21.55%              1.69%               14.44%          $11,444.19      $   190.31
  5         27.63%              1.69%               18.23%          $11,822.99      $   196.61
  6         34.01%              1.69%               22.14%          $12,214.33      $   203.12
  7         40.71%              1.69%               26.19%          $12,618.62      $   209.84
  8         47.75%              1.69%               30.36%          $13,036.30      $   216.78
  9         55.13%              1.69%               34.68%          $13,467.80      $   223.96
 10         62.89%              1.69%               39.14%          $13,913.59      $   231.37
                                                                    ----------
Total Gain After Fees & Expenses                                    $ 3,913.59
                                                                    ==========      ----------
Total Annual Fees & Expenses                                                        $ 1,956.58
                                                                                    ===========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/137204-1107                                             November 14, 2007

                             COLUMBIA CORE BOND FUND
                                  (the "Fund")
              Supplement to the Prospectus dated September 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class T Shares prospectus of the Fund:

     1. The section entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" is deleted in its entirety and replaced with the following:

       Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class T
                                            --------
Management fee (%)(b)                        0.51
Distribution and service fees (%)            0.00
Other expenses (%)(c)                        0.33(d)
Total annual fund operating expenses (%)     0.84
Expense reimbursement/waiver (%)(e)         (0.39)
Net expense ratio (%)(c)                     0.45

(a) This charge applies to investors who buy Class T shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class-Sales Charges and Commissions for details.

(b) The Fund pays an investment advisory fee of 0.44% and an administration fee of 0.07%. The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% in excess of $6 billion.

(c) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

(e) The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.45% of the Fund's average daily net assets through August 31, 2009.

2. The section entitled "Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

..    you invest $10,000 in Class T shares of the Fund for the periods indicated,
..    you reinvest all dividends and distributions in the Fund,
..    your investment has a 5%return each year, and
..    the Fund's total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire August 31, 2009, they are reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example Expenses (your actual costs may be higher or lower)

Class                            1 Year   3 Years   5 Years   10 Years
------------------------------   ------   -------   -------   --------
Class T                           $519      $654      $844     $1,392

3. The table under "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Core Bond Fund - Class T Shares

                       Initial Hypothetical Investment
 Maximum Sales Charge              Amount                Assumed Rate of Return
         4.75%                  $10,000.00                         5%
---------------------  ----------------------------   ----------------------------
                                        Cumulative      Hypothetical
         Cumulative                    Return After      Year- End       Annual
       Return Before   Annual Expense     Fees &       Balance After     Fees &
Year  Fees & Expenses       Ratio        Expenses     Fees & Expenses  Expenses(1)
----  ---------------  --------------  ------------   --------------  ------------
 1         5.00%            0.45%         (0.42)%       $ 9,958.39     $  518.84
 2        10.25%            0.45%          4.11%        $10,411.49     $   45.83
 3        15.76%            0.84%          8.45%        $10,844.61     $   89.28
 4        21.55%            0.84%         12.96%        $11,295.75     $   92.99
 5        27.63%            0.84%         17.66%        $11,765.65     $   96.86
 6        34.01%            0.84%         22.55%        $12,255.10     $  100.89
 7        40.71%            0.84%         27.65%        $12,764.91     $  105.08
 8        47.75%            0.84%         32.96%        $13,295.94     $  109.46
 9        55.13%            0.84%         38.49%        $13,849.05     $  114.01
10        62.89%            0.84%         44.25%        $14,425.17     $  118.75
                                                        ----------
Total Gain After Fees & Expenses                        $ 4,425.17
                                                        ==========     ---------
Total Annual Fees & Expenses                                           $1,391.99
                                                                       =========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/137301-1107                                             November 14, 2007

                             COLUMBIA CORE BOND FUND
                                  (the "Fund")
              Supplement to the Prospectus dated September 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class Z Shares prospectus of the Fund:

1. The section entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class Z
                                           -------
Management fee (%)(a)                        0.51
Distribution and service fees (%)            0.00
Other expenses (%)(b)                        0.18
Total annual fund operating expenses (%)     0.69
Expense reimbursement/waiver (%)(c)         (0.24)
Net expense ratio (%)(b)                     0.45

(a) The Fund pays an investment advisory fee of 0.44% and an administration fee of 0.07%. The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.48% for assets up to $500 million; 0.43% for assets in excess of $500 million and up to $1 billion; 0.40% for assets in excess of $1 billion and up to $1.5 billion; 0.37% for assets in excess of $1.5 billion and up to $3 billion; 0.36% for assets in excess of $3 billion and up to $6 billion; and 0.35% in excess of $6 billion.

(b) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c) The Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure that their total fund operating expenses (exclusive of distribution and reimburse expenses to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.45% of the Fund's average net assets until August 31, 2009.

2. The section entitled "Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

..    you invest $10,000 in Class Z shares of the Fund for the periods indicated,
..    you redeem all of your shares at the end of those periods,
..    you reinvest all dividends and distributions in the Fund,
..    your investment has a 5%return each year, and
..    the Fund's total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire August 31, 2009, they are reflected in the first two years of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example Expenses (your actual costs may be higher or lower)

Class      1 Year   3 Years   5 Years   10 Years
--------   ------   -------   -------   --------
Class Z     $46       $171      $335      $812

3. The table under "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia Core Bond Fund - Class Z Shares

 Maximum Sales Charge     Initial Hypothetical Investment Amount            Assumed Rate of Return
         0.00%                          $10,000.00                                     5%
----------------------   ----------------------------------------   ----------------------------------------
                                                                     Hypothetical
         Cumulative                             Cumulative Return     Year - End              Annual
        Return Before                                 After          Balance After            Fees &
Year   Fees & Expenses   Annual Expense Ratio    Fees & Expenses    Fees & Expenses         Expenses(1)
------------------------------------------------------------------------------------------------------------
 1          5.00%                0.45%                4.55%           $10,455.00              $ 46.02
 2         10.25%                0.45%                9.31%           $10,930.70              $ 48.12
 3         15.76%                0.69%               14.02%           $11,401.82              $ 77.05
 4         21.55%                0.69%               18.93%           $11,893.23              $ 80.37
 5         27.63%                0.69%               24.06%           $12,405.83              $ 83.83
 6         34.01%                0.69%               29.41%           $12,940.52              $ 87.44
 7         40.71%                0.69%               34.98%           $13,498.26              $ 91.21
 8         47.75%                0.69%               40.80%           $14,080.04              $ 95.15
 9         55.13%                0.69%               46.87%           $14,686.88              $ 99.25
 10        62.89%                0.69%               53.20%           $15,319.89              $103.52
                                                                      ----------
Total Gain After Fees & Expenses                                      $ 5,319.89
                                                                      ==========              -------
Total Annual Fees & Expenses                                                                  $811.96
                                                                                              =======

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/137203-1107                                             November 14, 2007

                        COLUMBIA U.S. TREASURY INDEX FUND
                                  (the "Fund")
                Supplement to the Prospectus dated August 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class A, Class B and Class C Shares prospectus of the Fund:

     1. The section entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A   Class B   Class C
                                           -------   -------   -------
Management fee (%)(c)                        0.40      0.40      0.40
Distribution and service fees (%)            0.25      1.00      1.00(d)
Other expenses (%)                           0.01      0.01      0.01
Total annual fund operating expenses (%)     0.66      1.41      1.41
Expense reimbursement/waiver (%)(e)         (0.11)    (0.11)    (0.11)
Net expense ratio (%)                        0.55      1.30      1.30

(a) This charge decreases over time. See Choosing a Share Class - Sales Charges and Commissions for details.

(b) This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class - Sales Charges and Commissions for details.

(c) The Fund pays an investment advisory fee of 0.10% and administration fee of 0.30%.

(d) The Distributor has voluntarily agreed to waive a portion (0.15%) of the distribution fee for Class C shares. If this waiver were reflected in the table, the distribution and service fees for Class C shares would be 0.85% and the total operating expenses for Class C shares would be 1.15%. This arrangement may be modified or terminate by the Distributor at any time.

(e) The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.30% of the Fund's average daily net assets through July 31, 2009.

     2. The section entitled "Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

..    you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,
..    you redeem all of your shares at the end of those periods,
..    you reinvest all dividends and distributions in the Fund,
..    your investment has a 5%return each year,
..    your Class B shares convert to Class A shares after you've owned them for eight years, and
..    the Fund's total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire July 31, 2009, they are reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example Expenses (your actual costs may be higher or lower)

Class                                                    1 Year   3 Years   5 Years   10 Years
                                                         ------   -------   -------   --------
Class A                                                   $529      $666      $815     $1,248
----------------------------------------------------------------------------------------------
Class B: did not sell your shares                         $132      $435      $761     $1,476
         sold all your shares at the end of the period    $632      $735      $961     $1,476
----------------------------------------------------------------------------------------------
Class C: did not sell your shares                         $117      $421      $746     $1,668
         sold all your shares at the end of the period    $217      $421      $746     $1.668

     3. The table under "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia U.S. Treasury Index Fund - Class A Shares

                           Initial Hypothetical Investment
 Maximum Sales Charge                  Amount                     Assumed Rate of Return
      4.75%                          $10,000.00                             5%
---------------------      -------------------------------       --------------------------
                                                                Hypothetical
          Cumulative                      Cumulative Return      Year - End        Annual
        Return Before    Annual Expense         After          Balance After       Fees &
Year   Fees & Expenses       Ratio         Fees & Expenses    Fees & Expenses   Expenses(1)
----   ---------------   --------------   -----------------   ---------------   -----------
 1          5.00%             0.55%            (0.51)% (2)      $ 9,948.86       $  528.55
 2         10.25%             0.66%             3.81%           $10,380.64       $   67.09
 3         15.76%             0.66%             8.31%           $10,831.16       $   70.00
 4         21.55%             0.66%            13.01%           $11,301.23       $   73.04
 5         27.63%             0.66%            17.92%           $11,791.70       $   76.21
 6         34.01%             0.66%            23.03%           $12,303.46       $   79.51
 7         40.71%             0.66%            28.37%           $12,837.43       $   82.96
 8         47.75%             0.66%            33.95%           $13,394.57       $   86.57
 9         55.13%             0.66%            39.76%           $13,975.59       $   90.32
 10        62.89%             0.66%            45.82%           $14,582.44       $   94.24
                                                                ----------
Total Gain After Fees & Expenses                                $ 4,582.44
                                                                ==========       ---------
Total Annual Fees & Expenses                                                     $1,248.49
                                                                                 =========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2)  Reflects deduction of the maximum initial sales charge.

Columbia U.S. Treasury Index Fund - Class B Shares

                           Initial Hypothetical Investment
 Maximum Sales Charge                  Amount                     Assumed Rate of Return
      0.00%                          $10,000.00                             5%
---------------------      -------------------------------       --------------------------
                                                                Hypothetical
          Cumulative                      Cumulative Return      Year - End        Annual
        Return Before    Annual Expense         After          Balance After       Fees &
Year   Fees & Expenses       Ratio         Fees & Expenses    Fees & Expenses   Expenses(1)
----   ---------------   --------------   -----------------   ---------------   -----------
  1         5.00%             1.30%             3.70%           $10,370.00       $  132.41
  2        10.25%             1.41%             7.42%           $10,742.28       $  148.84
  3        15.76%             1.41%            11.28%           $11,127.93       $  154.18
  4        21.55%             1.41%            15.27%           $11,527.42       $  159.72
  5        27.63%             1.41%            19.41%           $11,941.25       $  165.45
  6        34.01%             1.41%            23.70%           $12,369.94       $  171.39
  7        40.71%             1.41%            28.14%           $12,814.02       $  177.55
  8        47.75%             1.41%            32.74%           $13,274.04       $  183.92
  9        55.13%             0.66%            38.50%           $13,850.13       $   89.51
 10        62.89%             0.66%            44.51%           $14,451.23       $   93.39
                                                                ----------
Total Gain After Fees & Expenses                                $ 4,451.23
                                                                ==========       ---------
Total Annual Fees & Expenses                                                     $1,476.36
                                                                                 =========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia U.S. Treasury Index Fund - Class C Shares

                           Initial Hypothetical Investment
 Maximum Sales Charge                  Amount                     Assumed Rate of Return
      0.00%                          $10,000.00                             5%
---------------------      -------------------------------       --------------------------
                                                                Hypothetical
          Cumulative                      Cumulative Return      Year - End        Annual
        Return Before    Annual Expense         After          Balance After       Fees &
Year   Fees & Expenses       Ratio         Fees & Expenses    Fees & Expenses   Expenses(1)
----   ---------------   --------------   -----------------   ---------------   -----------
  1         5.00%             1.15%             3.85%           $10,385.00       $  117.21
  2        10.25%             1.41%             7.58%           $10,757.82       $  149.06
  3        15.76%             1.41%            11.44%           $11,144.03       $  154.41
  4        21.55%             1.41%            15.44%           $11,544.10       $  159.95
  5        27.63%             1.41%            19.59%           $11,958.53       $  165.69
  6        34.01%             1.41%            23.88%           $12,387.84       $  171.64
  7        40.71%             1.41%            28.33%           $12,832.56       $  177.80
  8        47.75%             1.41%            32.93%           $13,293.25       $  184.19
  9        55.13%             1.41%            37.70%           $13,770.48       $  190.80
 10        62.89%             1.41%            42.65%           $14,264.84       $  197.65
                                                                ----------
Total Gain After Fees & Expenses                                $ 4,264.84
                                                                ==========       ---------
Total Annual Fees & Expenses                                                     $1,668.40
                                                                                 =========

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/136898-1107                                            November 14, 2007

                        COLUMBIA U.S TREASURY INDEX FUND
                                  (the "Fund")

                Supplement to the Prospectus dated August 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class Z Shares prospectus of the Fund:

     1. The section entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" is deleted in its entirety and replaced with the following:

       Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class Z
                                           -------
Management fee (%)(a)                        0.40
Distribution and service fees (%)            0.00
Other expenses (%)                           0.01
Total annual fund operating expenses (%)     0.41
Expense reimbursement/waiver (%)(b)         (0.11)
Net expense ratio (%)                        0.30

(a) The Fund pays an investment advisory fee of 0.10% and an administration fee of 0.30%.

(b) The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.30% of the Fund's average daily net assets through July 31, 2009.

     2. The section entitled "Example" is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

..    you invest $10,000 in Class Z shares of the Fund for the periods indicated,
..    you redeem all of your shares at the end of those periods,
..    you reinvest all dividends and distributions in the Fund,
..    your investment has a 5%return each year, and
..    the Fund's total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire July 31, 2009, they are reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Example Expenses (your actual costs may be higher or lower)

Class     1 Year   3 Years   5 Years   10 Years
-------   ------   -------   -------   --------
Class Z    $31       $121      $219      $507

     3. The table under "Hypothetical Fees and Expenses" is deleted in its entirety and replaced with the following:

Columbia U.S. Treasury Index Fund - Class Z Shares

 Maximum Sales Charge     Initial Hypothetical Investment Amount        Assumed Rate of Return
         0.00%                          $10,000.00                               5%
----------------------   ----------------------------------------   -----------------------------
                                                                      Hypothetical
         Cumulative                             Cumulative Return      Year - End        Annual
        Return Before                                 After          Balance After       Fees &
Year   Fees & Expenses   Annual Expense Ratio    Fees & Expenses    Fees & Expenses   Expenses(1)
----   ---------------   --------------------   -----------------   ---------------   -----------
 1          5.00%                0.30%                4.70%           $10,470.00        $ 30.71
 2         10.25%                0.41%                9.51%           $10,950.57        $ 43.91
 3         15.76%                0.41%               14.53%           $11,453.20        $ 45.93
 4         21.55%                0.41%               19.79%           $11,978.90        $ 48.04
 5         27.63%                0.41%               25.29%           $12,528.73        $ 50.24
 6         34.01%                0.41%               31.04%           $13,103.80        $ 52.55
 7         40.71%                0.41%               37.05%           $13,705.25        $ 54.96
 8         47.75%                0.41%               43.34%           $14,334.33        $ 57.48
 9         55.13%                0.41%               49.92%           $14,992.28        $ 60.12
 10        62.89%                0.41%               56.80%           $15,680.43        $ 62.88
                                                                      ----------
Total Gain After Fees & Expenses                                      $ 5,680.43
                                                                      ==========        -------
Total Annual Fees & Expenses                                                            $506.82
                                                                                        =======

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/136897-1107                                             November 14, 2007

                      COLUMBIA U.S. TREASURY INDEX FUND
                             (the "Fund")
           Supplement to the Statement of Additional Information
                         dated August 1, 2007
                      (Replacing the supplement dated
                            November 1, 2007)


The following is added as the last paragraph under the section Advisory Fee Rates and Fees Paid in the Fund's Statement of Additional Information:

Effective November 1, 2007, the Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that its total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from a Fund's custodian, do not exceed 0.30% of the Fund's average daily net assets through July 31, 2009.



















INT-50/136899-1107                                            November 14, 2007

                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Fund")
                    a series of Columbia Funds Series Trust I
               Supplement to the Prospectus dated January 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class A, Class B and Class C Shares prospectus of the Fund:

1. For the Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     .    $10,000 initial investment
     .    5% total return for each year
     .    Fund operating expenses remain the same
     .    Reinvestment of all dividends and distributions
     .    Class B shares convert to Class A shares after eight years

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on February 28, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                           Class A       Class B   Class C
                                           -------       -------   -------
Management fee (%)                          0.50          0.50      0.50
Distribution and service (12b-1) fees (%)   0.25% /(1)/   1.00      1.00 /(2)/
Other expenses (%)                          0.14          0.14      0.14
Total annual fund operating expenses (%)    0.89          1.64      1.64 /(2)/
Expense waiver/reimbursement /3/ (%)       -0.14         -0.14     -0.14
Net expense ratio (%)                       0.75          1.50      1.50 /(2)/

/(1)/ The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

/(2)/ The Fund's Distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table, the 12b-1 fee for Class C shares would be 0.65%, and the total annual fund operating expenses and net expense ratio for Class C shares would be 1.29% and 1.15%, respectively. This arrangement may be modified or terminated at any time.

/(3)/ The Fund's Advisor has
contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through December 31, 2008.

Example Expenses (your actual costs may be higher or lower)

Class                                  1 Year   3 Years   5 Years   10 Years
------------------------------------   ------   -------   -------   --------
Class A:                                $399      $586      $789     $1,373
Class B: did not sell your shares       $153      $504      $879     $1,731
         sold all your shares at the
         end of the period              $453      $704      $879     $1,731

Class C: did not sell your shares       $153      $504      $879     $1,932
         sold all your shares at
         the end of the period          $253      $504      $879     $1,932

See Appendix A for additional hypothetical investment and expense information.

2. The tables located in Appendix A "Hypothetical Investment and Expense Information" are deleted in their entirety and replaced with the following:

Class A Shares

                       Initial Hypothetical
Maximum Sales Charge    Investment Amount     Assumed Rate of Return
--------------------   --------------------   ----------------------
        3.25%               $10,000.00                  5%

                                                              Hypothetical
          Cumulative                        Cumulative         Year- End         Annual
        Return Before    Annual Expense    Return After      Balance After       Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ---------------   ---------------   -------------
  1         5.00%               0.75%          0.86% /(2)/    $10,086.19        $  399.10
  2         10.25%              0.89%          5.01%          $10,500.73        $   91.61
  3         15.76%              0.89%          9.32%          $10,932.31        $   95.38
  4         21.55%              0.89%         13.82%          $11,381.63        $   99.30
  5         27.63%              0.89%         18.49%          $11,849.41        $  103.38
  6         34.01%              0.89%         23.36%          $12,336.42        $  107.63
  7         40.71%              0.89%         28.43%          $12,843.45        $  112.05
  8         47.75%              0.89%         33.71%          $13,371.32        $  116.66
  9         55.13%              0.89%         39.21%          $13,920.88        $  121.45
 10         62.89%              0.89%         44.93%          $14,493.03        $  126.44

Total Gain After Fees & Expenses                              $ 4,493.03
Total Annual Fees & Expenses                                                    $1,373.00

/(1)/ Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

/(2)/ Reflects deduction of maximum sales charge.

Class B Shares

                       Initial Hypothetical
Maximum Sales Charge     Investment Amount    Assumed Rate of Return
--------------------   --------------------   ----------------------
         0.00%              $10,000.00                  5%

                                                             Hypothetical
          Cumulative                        Cumulative         Year- End         Annual
        Return Before    Annual Expense    Return After      Balance After       Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ---------------   ---------------   -------------
  1         5.00%             1.50%             3.50%          $10,350.00      $  152.63
  2         10.25%            1.64%             6.98%          $10,697.76      $  172.59
  3         15.76%            1.64%            10.57%          $11,057.20      $  178.39
  4         21.55%            1.64%            14.29%          $11,428.73      $  184.38
  5         27.63%            1.64%            18.13%          $11,812.73      $  190.58
  6         34.01%            1.64%            22.10%          $12,209.64      $  196.98
  7         40.71%            1.64%            26.20%          $12,619.88      $  203.60
  8         47.75%            1.64%            30.44%          $13,043.91      $  210.44
  9         55.13%            0.89%            35.80%          $13,580.02      $  118.48
 10         62.89%            0.89%            41.38%          $14,138.16      $  123.35

Total Gain After Fees & Expenses                               $ 4,138.16

Total Annual Fees & Expenses                                                   $1,731.42

Class C Shares

                       Initial Hypothetical
Maximum Sales Charge     Investment Amount    Assumed Rate of Return
--------------------   --------------------   ----------------------
       0.00%                $10,000.00                  5%

                                                             Hypothetical
          Cumulative                        Cumulative         Year- End         Annual
        Return Before    Annual Expense    Return After      Balance After       Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/(1)/
----   ---------------   --------------   ---------------   ---------------   -------------
  1          5.00%            1.50%             3.50%          $10,350.00      $  152.63
  2         10.25%            1.64%             6.98%          $10,697.76      $  172.59
  3         15.76%            1.64%            10.57%          $11,057.20      $  178.39
  4         21.55%            1.64%            14.29%          $11,428.73      $  184.38
  5         27.63%            1.64%            18.13%          $11,812.73      $  190.58
  6         34.01%            1.64%            22.10%          $12,209.64      $  196.98
  7         40.71%            1.64%            26.20%          $12,619.88      $  203.60
  8         47.75%            1.64%            30.44%          $13,043.91      $  210.44
  9         55.13%            1.64%            34.82%          $13,482.19      $  217.51
 10         62.89%            1.64%            39.35%          $13,935.19      $  224.82

Total Gain After Fees & Expenses                               $ 3,935.19
Total Annual Fees & Expenses                                                   $1,931.92

/(1)/ Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.





INT-47/137202-1107                                             November 14, 2007

                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Fund")
                    a series of Columbia Funds Series Trust I
               Supplement to the Prospectus dated January 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class Z Shares prospectus of the Fund.

1. For the Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     .    $10,000 initial investment
     .    5% total return for each year
     .    Fund operating expenses remain the same
     .    Reinvestment of all dividends and distributions

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on February 28, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fee (%)                          0.50
Distribution and service (12b-1) fees (%)   0.00
Other expenses (%)                          0.14
Total annual fund operating expenses (%)    0.64
Expense waiver/reimbursement /1/ (%)       -0.14
Net expense ratio (%)                       0.50

/1/ The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.50% of the Fund's average daily net assets through December 31, 2008.

Example Expenses (your actual costs may be higher or lower)

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $51       $191      $343      $785

See Appendix A for additional hypothetical investment and expense information.

2. The table located in Appendix A "Hypothetical Investment and Expense Information" is deleted in its entirety and replaced with the following:

Class Z Shares

                          Initial Hypothetical Investment
 Maximum Sales Charge                  Amount                   Assumed Rate of Return
         0.00%                      $10,000.00                            5%
----------------------   --------------------------------   -----------------------------
                                                              Hypothetical
          Cumulative                         Cumulative         Year- End        Annual
        Return Before    Annual Expense     Return After      Balance After      Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/1/
----   ---------------   --------------   ---------------   ---------------   -----------
  1          5.00%            0.50%             4.50%          $10,450.00       $ 51.13
  2         10.25%            0.64%             9.06%          $10,905.62       $ 68.34
  3         15.76%            0.64%            13.81%          $11,381.11       $ 71.32
  4         21.55%            0.64%            18.77%          $11,877.32       $ 74.43
  5         27.63%            0.64%            23.95%          $12,395.17       $ 77.67
  6         34.01%            0.64%            29.36%          $12,935.60       $ 81.06
  7         40.71%            0.64%            35.00%          $13,499.59       $ 84.59
  8         47.75%            0.64%            40.88%          $14,088.18       $ 88.28
  9         55.13%            0.64%            47.02%          $14,702.42       $ 92.13
 10         62.89%            0.64%            53.43%          $15,343.45       $ 96.15

Total Gain After Fees & Expenses                               $5,343.45
Total Annual Fees & Expenses                                                    $785.10

/1/ Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



INT-47/136896-1107                                             November 14, 2007

            COLUMBIA S&P 500 INDEX FUND, VARIABLE SERIES (the "Fund")
               a series of Columbia Funds Variable Insurance Trust
                Supplement to the Prospectuses dated May 1, 2007
                (Replacing the supplement dated November 1, 2007)

Effective November 1, 2007, the following changes are made to the Class A and Class B Shares prospectus of the Fund:

1. For the Fund, in the section entitled "Your Expenses - Understanding Expenses" the paragraph "Example Expenses" is deleted in its entirety and replaced with the following:

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     .    $10,000 initial investment
     .    5% total return for each year
     .    Fund operating expenses remain the same
     .    Reinvestment of all dividends and distributions

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table expire on April 30, 2009, they are only reflected in the first year of the 3, 5 and 10 year examples.

2. The tables entitled "Annual Fund Operating Expenses (deducted directly from Fund assets)" and "Example Expenses (your actual costs may be higher or lower)" are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class A
                                            -------
Management & Administration fees (%)          0.20
Distribution and service (12b-1) fees (%)     0.00
Other expenses (%)                            0.34
Total annual fund operating expenses (%)      0.54
Expense/waiver reimbursement /1/ (%)         -0.17
Net expense ratio (%)                         0.37

/1/ The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.37% of the Fund's average daily net assets through April 30, 2009.

Annual Fund Operating Expenses (deducted directly from Fund assets)

                                            Class B
                                            -------
Management & Administration fees (%)          0.20
Distribution and service (12b-1) fees (%)     0.25
Other expenses (%)                            0.34
Total annual fund operating expenses (%)      0.79
Expense reimbursement /1/ (%)                -0.17
Net expense ratio (%)                         0.62

/1/ The Fund's Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.37% of the Fund's average daily net assets through April 30, 2009.


Example Expenses (your actual costs may be higher or lower)

                                 1 Year   3 Years   5 Years   10 Years
                                 ------   -------   -------   --------
Class A                            $38      $156      $285      $661

See Appendix A for additional hypothetical investment and expense information.

Example Expenses (your actual costs may be higher or lower)

                                 1 Year   3 Years   5 Years   10 Years
                                 ------   -------   -------   --------
Class B                            $63      $235      $422      $962

See Appendix A for additional hypothetical investment and expense information.

2. The tables located in Appendix A "Hypothetical Investment and Expense Information" are deleted in their entirety and replaced with the following:

Columbia S&P 500 Index Fund, Variable Series - Class A Shares

                          Initial Hypothetical Investment
 Maximum Sales Charge                 Amount                    Assumed Rate of Return
         0.00%                      $10,000.00                            5%
----------------------   --------------------------------   -----------------------------
                                                              Hypothetical
          Cumulative                         Cumulative         Year- End        Annual
        Return Before    Annual Expense     Return After     Balance After       Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/1/
----   ---------------   --------------   ---------------   ---------------   -----------
  1          5.00%            0.37%             4.63%          $10,463.00       $ 37.86
  2         10.25%            0.54%             9.30%          $10,929.65       $ 57.76
  3         15.76%            0.54%            14.17%          $11,417.11       $ 60.34
  4         21.55%            0.54%            19.26%          $11,926.32       $ 63.03
  5         27.63%            0.54%            24.58%          $12,458.23       $ 65.84
  6         34.01%            0.54%            30.14%          $13,013.87       $ 68.77
  7         40.71%            0.54%            35.94%          $13,594.28       $ 71.84
  8         47.75%            0.54%            42.01%          $14,200.59       $ 75.05
  9         55.13%            0.54%            48.34%          $14,833.94       $ 78.39
 10         62.89%            0.54%            54.96%          $15,495.53       $ 81.89

Total Gain After Fees & Expenses                               $ 5,495.53
Total Annual Fees & Expenses                                                    $660.77

/1/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia S&P 500 Index Fund, Variable Series - Class B Shares

                          Initial Hypothetical Investment
 Maximum Sales Charge                 Amount                    Assumed Rate of Return
         0.00%                      $10,000.00                            5%
----------------------   --------------------------------   -----------------------------
                                                              Hypothetical
          Cumulative                         Cumulative         Year- End        Annual
        Return Before    Annual Expense     Return After      Balance After      Fees &
Year   Fees & Expenses        Ratio       Fees & Expenses   Fees & Expenses   Expenses/1/
----   ---------------   --------------   ---------------   ---------------   -----------
  1          5.00%            0.62%             4.38%          $10,438.00       $ 63.36
  2         10.25%            0.79%             8.77%          $10,877.44       $ 84.20
  3         15.76%            0.79%            13.35%          $11,335.38       $ 87.74
  4         21.55%            0.79%            18.13%          $11,812.60       $ 91.43
  5         27.63%            0.79%            23.10%          $12,309.91       $ 95.28
  6         34.01%            0.79%            28.28%          $12,828.16       $ 99.30
  7         40.71%            0.79%            33.68%          $13,368.22       $103.48
  8         47.75%            0.79%            39.31%          $13,931.02       $107.83
  9         55.13%            0.79%            45.18%          $14,517.52       $112.37
 10         62.89%            0.79%            51.29%          $15,128.71       $117.10

Total Gain After Fees & Expenses                               $ 5,128.71
Total Annual Fees & Expenses                                                    $962.09

/1/ Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



November 14, 2007

                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                    a series of Columbia Funds Series Trust I
   Supplement to the Statement of Additional Information dated January 1, 2007
                (Replacing the supplement dated November 1, 2007)

The following paragraph is added under the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES" in the Columbia Oregon Intermediate Municipal Bond Fund's Statement of Additional Information:

Effective November 1, 2007, the Advisor has contractually agreed to waive fees and/or reimburse expenses of Columbia Oregon Intermediate Municipal Bond Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the Columbia Oregon Intermediate Municipal Bond Fund's custodian, do not exceed 0.50% of the Columbia Oregon Intermediate Municipal Bond Fund's average daily net assets through December 31, 2008.



INT-50/137114-1107                                            November 14, 2007

                  COLUMBIA S&P 500 INDEX FUND, VARIABLE SERIES
                                  ("S&P 500 Fund")
               a series of Columbia Funds Variable Insurance Trust Supplement to the Statement of Additional Information dated May 1, 2007
                (Replacing the supplement dated November 1, 2007)

The following is added as the fourth paragraph in the section entitled "TRUST CHARGES AND EXPENSES - Expense Limitation" in the S&P 500 Fund's Statement of Additional Information:

Effective November 1, 2007, the Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to ensure that total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts), after giving effect to any balance credits from the S&P 500 Fund's custodian, do not exceed 0.37% of the S&P 500 Fund's average daily net assets through April 30, 2009.




November 14, 2007